WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 39.6%
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 0.7%
AT&T Inc., Senior Notes	4.250%	3/1/27	$580,000	$559,222
AT&T Inc., Senior Notes	2.300%	6/1/27	400,000	358,313
AT&T Inc., Senior Notes	2.250%	2/1/32	350,000	273,202
AT&T Inc., Senior Notes	2.550%	12/1/33	80,000	61,073
Telefonica Emisiones SA, Senior Notes	4.895%	3/6/48	870,000	695,249
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	300,000	279,438
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	930,000	896,256
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	140,000	130,212
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	530,000	463,483
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	484,000	463,741
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	360,000	336,587
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	954,000	746,381
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	128,000	105,442
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	80,000	73,945

Total Diversified Telecommunication Services				5,442,544

Entertainment - 0.2%
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	310,000	310,503
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	860,000	806,897
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	280,000	257,613
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	310,000	273,685

Total Entertainment				1,648,698

Interactive Media & Services - 0.1%
Alphabet Inc., Senior Notes	0.450%	8/15/25	100,000	91,854
Alphabet Inc., Senior Notes	1.100%	8/15/30	240,000	192,451
Alphabet Inc., Senior Notes	1.900%	8/15/40	250,000	167,928
Alphabet Inc., Senior Notes	2.050%	8/15/50	150,000	89,890

Total Interactive Media & Services				542,123

Media - 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	4,930,000	4,845,470
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	500,000	440,574
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	170,000	126,073
Comcast Corp., Senior Notes	3.950%	10/15/25	1,910,000	1,860,994

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2023 Quarterly Report	1

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - continued
Comcast Corp., Senior Notes	3.150%	3/1/26	$330,000	$315,253
Comcast Corp., Senior Notes	3.300%	4/1/27	190,000	179,468
Comcast Corp., Senior Notes	4.150%	10/15/28	1,890,000	1,823,263
Comcast Corp., Senior Notes	3.400%	4/1/30	290,000	264,617
Comcast Corp., Senior Notes	4.250%	10/15/30	200,000	190,395
Comcast Corp., Senior Notes	3.250%	11/1/39	210,000	161,884
Comcast Corp., Senior Notes	3.750%	4/1/40	50,000	41,160
Fox Corp., Senior Notes	4.030%	1/25/24	170,000	168,687
Fox Corp., Senior Notes	4.709%	1/25/29	210,000	202,651

Total Media				10,620,489

Wireless Telecommunication Services - 0.5%
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	490,000	473,969
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	90,000	85,341
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	2,620,000	2,392,328
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	290,000	239,120
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	250,000	198,873

Total Wireless Telecommunication Services				3,389,631

TOTAL COMMUNICATION SERVICES				21,643,485

CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.2%
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	200,000	194,187
General Motors Co., Senior Notes	5.600%	10/15/32	130,000	125,178
Toyota Motor Corp., Senior Notes	1.339%	3/25/26	950,000	865,733

Total Automobiles				1,185,098

Broadline Retail - 0.5%
Amazon.com Inc., Senior Notes	0.800%	6/3/25	240,000	222,996
Amazon.com Inc., Senior Notes	3.300%	4/13/27	640,000	609,590
Amazon.com Inc., Senior Notes	1.200%	6/3/27	350,000	308,413
Amazon.com Inc., Senior Notes	3.150%	8/22/27	1,640,000	1,543,226
Amazon.com Inc., Senior Notes	3.450%	4/13/29	740,000	696,844
Amazon.com Inc., Senior Notes	1.500%	6/3/30	160,000	130,187
Amazon.com Inc., Senior Notes	2.100%	5/12/31	190,000	157,673
Amazon.com Inc., Senior Notes	2.500%	6/3/50	240,000	153,156
Amazon.com Inc., Senior Notes	4.250%	8/22/57	60,000	52,012

Total Broadline Retail				3,874,097

Hotels, Restaurants & Leisure - 0.3%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	310,000	300,326
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	40,000	37,800
McDonald’s Corp., Senior Notes	3.300%	7/1/25	320,000	309,268

See Notes to Schedule of Investments.

2	Western Asset Intermediate Bond Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hotels, Restaurants & Leisure - continued
McDonald’s Corp., Senior Notes	1.450%	9/1/25	$80,000	$74,383
McDonald’s Corp., Senior Notes	3.700%	1/30/26	130,000	125,793
McDonald’s Corp., Senior Notes	3.500%	3/1/27	560,000	533,258
McDonald’s Corp., Senior Notes	3.500%	7/1/27	160,000	151,992
McDonald’s Corp., Senior Notes	3.800%	4/1/28	300,000	287,004
McDonald’s Corp., Senior Notes	3.600%	7/1/30	240,000	221,011
McDonald’s Corp., Senior Notes	3.625%	9/1/49	60,000	45,298

Total Hotels, Restaurants & Leisure				2,086,133

Household Durables - 0.0%††
Newell Brands Inc., Senior Notes	4.700%	4/1/26	10,000	9,590

Specialty Retail - 0.5%
AutoZone Inc., Senior Notes	5.050%	7/15/26	570,000	566,056
Home Depot Inc., Senior Notes	2.500%	4/15/27	1,160,000	1,072,984
Home Depot Inc., Senior Notes	2.875%	4/15/27	800,000	751,272
Home Depot Inc., Senior Notes	3.900%	12/6/28	40,000	38,481
Home Depot Inc., Senior Notes	3.300%	4/15/40	210,000	165,741
Home Depot Inc., Senior Notes	3.900%	6/15/47	30,000	24,440
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	460,000	391,852
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	210,000	202,458

Total Specialty Retail				3,213,284

Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc., Senior Notes	2.750%	3/27/27	420,000	392,816
NIKE Inc., Senior Notes	2.850%	3/27/30	410,000	366,340

Total Textiles, Apparel & Luxury Goods				759,156

TOTAL CONSUMER DISCRETIONARY				11,127,358

CONSUMER STAPLES - 1.8%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	220,000	218,076
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	1,100,000	1,012,375
Coca-Cola Co., Senior Notes	3.375%	3/25/27	590,000	565,654
Coca-Cola Co., Senior Notes	1.450%	6/1/27	520,000	464,599
Constellation Brands Inc., Senior Notes	3.600%	5/9/24	420,000	413,662
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	50,000	48,441
Constellation Brands Inc., Senior Notes	2.250%	8/1/31	90,000	72,403
Diageo Capital PLC, Senior Notes	3.500%	9/18/23	220,000	219,792
PepsiCo Inc., Senior Notes	2.250%	3/19/25	50,000	47,870

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2023 Quarterly Report	3

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Beverages - continued
PepsiCo Inc., Senior Notes	2.625%	3/19/27	$60,000	$55,967
PepsiCo Inc., Senior Notes	1.625%	5/1/30	300,000	247,061

Total Beverages				3,365,900

Consumer Staples Distribution & Retail - 0.2%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	830,000	734,296
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	170,000	140,370
Target Corp., Senior Notes	2.250%	4/15/25	450,000	429,824
Walmart Inc., Senior Notes	1.500%	9/22/28	140,000	121,014
Walmart Inc., Senior Notes	2.375%	9/24/29	50,000	44,665
Walmart Inc., Senior Notes	1.800%	9/22/31	110,000	90,115

Total Consumer Staples Distribution & Retail				1,560,284

Food Products - 0.3%
Hershey Co., Senior Notes	0.900%	6/1/25	140,000	130,006
Mars Inc., Senior Notes	2.700%	4/1/25	360,000	345,669	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	910,000	821,723	(a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	900,000	842,190

Total Food Products				2,139,588

Household Products - 0.1%
Kimberly-Clark Corp., Senior Notes	3.100%	3/26/30	130,000	117,518
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	80,000	75,084
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	260,000	237,775

Total Household Products				430,377

Personal Care Products - 0.3%
Haleon US Capital LLC, Senior Notes	3.375%	3/24/27	750,000	705,550
Haleon US Capital LLC, Senior Notes	3.375%	3/24/29	390,000	356,770
Kenvue Inc., Senior Notes	5.350%	3/22/26	570,000	573,107	(a)
Kenvue Inc., Senior Notes	5.050%	3/22/28	780,000	782,556	(a)

Total Personal Care Products				2,417,983

Tobacco - 0.4%
Altria Group Inc., Senior Notes	2.350%	5/6/25	130,000	123,158
Altria Group Inc., Senior Notes	4.800%	2/14/29	59,000	57,190
Altria Group Inc., Senior Notes	2.450%	2/4/32	2,560,000	1,999,338
Altria Group Inc., Senior Notes	6.200%	2/14/59	115,000	116,031
BAT Capital Corp., Senior Notes	3.557%	8/15/27	303,000	281,219
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	310,000	255,044

Total Tobacco				2,831,980

TOTAL CONSUMER STAPLES				12,746,112

See Notes to Schedule of Investments.

4	Western Asset Intermediate Bond Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ENERGY - 6.9%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	$17,000	$16,587

Oil, Gas & Consumable Fuels - 6.9%
Apache Corp., Senior Notes	4.250%	1/15/30	180,000	164,217
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	420,000	403,995
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	1,070,000	1,017,915
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	970,000	925,920
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	320,000	295,719
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	350,000	299,620	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	240,000	225,886
Chevron Corp., Senior Notes	1.995%	5/11/27	260,000	235,922
Chevron USA Inc., Senior Notes	3.850%	1/15/28	620,000	599,771
Chevron USA Inc., Senior Notes	3.250%	10/15/29	490,000	449,655
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	1,030,000	1,041,331	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,020,000	1,002,307
Continental Resources Inc., Senior Notes	4.375%	1/15/28	580,000	546,446
Continental Resources Inc., Senior Notes	5.750%	1/15/31	50,000	47,820	(a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	1,830,000	1,741,016
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	570,000	536,651
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,360,000	1,367,948
Devon Energy Corp., Senior Notes	5.250%	10/15/27	356,000	353,322
Devon Energy Corp., Senior Notes	4.500%	1/15/30	128,000	119,851
Devon Energy Corp., Senior Notes	5.600%	7/15/41	90,000	83,679
Devon Energy Corp., Senior Notes	5.000%	6/15/45	90,000	77,097
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	360,000	338,819
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	550,000	497,944
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	160,000	137,679
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,440,000	2,365,587
Energy Transfer LP, Senior Notes	4.500%	4/15/24	20,000	19,812
Energy Transfer LP, Senior Notes	2.900%	5/15/25	400,000	380,458
Energy Transfer LP, Senior Notes	5.500%	6/1/27	320,000	318,318
Energy Transfer LP, Senior Notes	5.550%	2/15/28	1,180,000	1,176,920
Energy Transfer LP, Senior Notes	4.950%	6/15/28	70,000	67,834
Energy Transfer LP, Senior Notes	3.750%	5/15/30	760,000	679,342
Energy Transfer LP, Senior Notes	5.400%	10/1/47	250,000	215,552
Energy Transfer LP, Senior Notes	6.250%	4/15/49	90,000	86,268
Energy Transfer LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	500,000	498,727

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2023 Quarterly Report	5

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	$1,630,000	$1,558,170
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	720,000	645,549
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	430,000	372,954
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	70,000	61,563
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	100,000	79,997
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	50,000	36,651
EOG Resources Inc., Senior Notes	4.150%	1/15/26	740,000	724,867
EOG Resources Inc., Senior Notes	4.375%	4/15/30	210,000	204,265
EQT Corp., Senior Notes	3.900%	10/1/27	660,000	616,897
EQT Corp., Senior Notes	7.000%	2/1/30	500,000	523,656
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	1,850,000	1,791,903
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	1,670,000	1,596,032
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	30,000	26,025
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	1,070,000	975,381	(a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	660,000	532,621	(a)
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	410,000	401,084
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	220,000	209,858
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	120,000	108,551
MPLX LP, Senior Notes	4.125%	3/1/27	780,000	747,159
MPLX LP, Senior Notes	4.800%	2/15/29	720,000	694,123
MPLX LP, Senior Notes	5.200%	3/1/47	160,000	137,914
MPLX LP, Senior Notes	5.200%	12/1/47	250,000	214,821
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	56,000	56,371
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	1,730,000	1,717,094
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	910,000	853,893
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	500,000	450,637
ONEOK Inc., Senior Notes	5.550%	11/1/26	450,000	450,279
ONEOK Inc., Senior Notes	5.650%	11/1/28	710,000	711,408
ONEOK Inc., Senior Notes	5.800%	11/1/30	240,000	240,630
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	580,000	563,358	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	470,000	469,131
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	390,000	342,519
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,040,000	1,514,790	(a)
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	760,000	720,677
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	990,000	602,494
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	40,000	22,983
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	300,000	272,137
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	370,000	298,836
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	400,000	324,444

See Notes to Schedule of Investments.

6	Western Asset Intermediate Bond Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - continued
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	$640,000	$525,181	(a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	1,120,000	763,170	(a)
Shell International Finance BV, Senior Notes	3.250%	5/11/25	2,550,000	2,469,768
Shell International Finance BV, Senior Notes	2.875%	5/10/26	400,000	379,459
Shell International Finance BV, Senior Notes	2.750%	4/6/30	230,000	202,911
Targa Resources Corp., Senior Notes	5.200%	7/1/27	810,000	802,314
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	740,000	634,079	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,490,000	1,558,085
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	230,000	220,478
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	120,000	107,166
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	920,000	866,488
Williams Cos. Inc., Senior Notes	4.900%	1/15/45	230,000	196,475
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	350,000	308,734

Total Oil, Gas & Consumable Fuels				49,225,378

TOTAL ENERGY				49,241,965

FINANCIALS - 17.0%
Banks - 13.0%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	310,000	301,432	(a)
Banco Santander SA, Senior Notes	2.746%	5/28/25	1,000,000	946,829
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,600,000	1,501,729	(b)
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,560,000	1,544,804
Bank of America Corp., Senior Notes	3.500%	4/19/26	460,000	437,581
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	110,000	101,281	(b)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	690,000	553,304	(b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	550,000	457,795	(b)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	610,000	501,760	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	1,572,000	1,442,271	(b)
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. Term SOFR + 1.232%)	3.458%	3/15/25	660,000	650,761	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	1,140,000	1,061,604	(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2023 Quarterly Report	7

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - continued
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. Term SOFR + 1.332%)	3.970%	3/5/29	$1,500,000	$1,402,320	(b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	2,210,000	2,035,767	(b)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	240,000	193,043	(b)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	470,000	451,406	(b)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	710,000	697,654
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	320,000	311,896
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	1,360,000	1,306,560
Bank of Montreal, Senior Notes	1.850%	5/1/25	920,000	864,830
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	480,000	444,909
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	1,000,000	950,861	(b)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	260,000	251,536	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	750,000	709,533	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	600,000	560,849	(a)(b)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. Term SOFR + 2.497%)	4.705%	1/10/25	2,010,000	1,999,151	(a)(b)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	1,290,000	1,264,580	(a)(b)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	370,000	357,294	(a)(b)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	360,000	326,155	(a)(b)
Citigroup Inc., Senior Notes	3.300%	4/27/25	1,810,000	1,749,387
Citigroup Inc., Senior Notes	8.125%	7/15/39	34,000	42,358
Citigroup Inc., Senior Notes	4.650%	7/30/45	84,000	72,423
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	780,000	644,511	(b)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	370,000	354,286	(b)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	870,000	756,724	(b)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	1,840,000	1,695,508	(b)

See Notes to Schedule of Investments.

8	Western Asset Intermediate Bond Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - continued
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. Term SOFR + 1.454%)	4.075%	4/23/29	$1,620,000	$1,519,677	(b)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	660,000	613,175	(b)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	630,000	613,801	(b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	670,000	653,815
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	870,000	865,502
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	180,000	173,015
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	2,390,000	2,285,892
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	280,000	261,220
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	116,000	105,703
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	2,630,000	2,551,214
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	2,210,000	2,053,589	(a)(b)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	400,000	372,558	(a)(b)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	200,000	199,911	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	1,400,000	1,394,907	(a)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	210,000	201,313	(a)(b)
Danske Bank A/S, Senior Notes (3.773% to 3/28/24 then 1 year Treasury Constant Maturity Rate + 1.450%)	3.773%	3/28/25	1,430,000	1,407,709	(a)(b)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	1,160,000	1,092,227	(a)(b)
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	1,140,000	1,063,162	(b)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	840,000	693,387	(b)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. Term SOFR + 1.808%)	4.041%	3/13/28	700,000	657,828	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	430,000	425,452
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,580,000	1,545,411	(a)
JPMorgan Chase & Co., Senior Notes	3.900%	7/15/25	2,200,000	2,139,067
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	860,000	809,260	(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2023 Quarterly Report	9

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - continued
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	$700,000	$587,468	(b)
JPMorgan Chase & Co., Senior Notes (3.845% to 6/14/24 then SOFR + 0.980%)	3.845%	6/14/25	3,410,000	3,349,815	(b)
JPMorgan Chase & Co., Senior Notes (4.005% to 4/23/28 then 3 mo. Term SOFR + 1.382%)	4.005%	4/23/29	1,180,000	1,107,491	(b)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. Term SOFR + 1.262%)	4.023%	12/5/24	1,250,000	1,243,637	(b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. Term SOFR + 1.592%)	4.452%	12/5/29	1,770,000	1,688,172	(b)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	1,790,000	1,755,724
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	1,690,000	1,671,596
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	680,000	656,751
Mitsubishi UFJ Financial Group Inc., Senior Notes	3.407%	3/7/24	3,120,000	3,082,071
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	340,000	329,283	(b)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	340,000	323,322	(b)
NatWest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	590,000	583,495	(b)
PNC Financial Services Group Inc., Senior Notes	3.500%	1/23/24	2,070,000	2,048,083
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	940,000	939,474	(b)
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	460,000	426,282
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	230,000	209,014
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	460,000	426,916
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	1,100,000	1,025,313
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	380,000	379,904	(b)
US Bancorp, Senior Notes	3.375%	2/5/24	4,580,000	4,536,466
US Bancorp, Senior Notes	1.450%	5/12/25	1,060,000	991,901
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	230,000	205,378	(b)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	410,000	409,276	(b)
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	5,790,000	5,744,674
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	720,000	667,128

See Notes to Schedule of Investments.

10	Western Asset Intermediate Bond Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - continued
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	$500,000	$471,868
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	880,000	828,029	(b)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	190,000	160,077	(b)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	330,000	308,865	(b)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	1,080,000	976,139	(b)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	400,000	394,903	(b)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	360,000	358,633	(b)
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	383,854
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	1,790,000	1,714,913
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	90,000	77,338

Total Banks				92,706,740

Capital Markets - 2.9%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	270,000	253,846
Bank of New York Mellon Corp., Senior Notes (4.289% to 6/13/32 then SOFR + 1.418%)	4.289%	6/13/33	1,130,000	1,040,250	(b)
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	600,000	582,209
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	650,000	654,054
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	490,000	498,759	(b)
Credit Suisse AG, Senior Notes	4.750%	8/9/24	340,000	335,389
Credit Suisse AG, Senior Notes	3.625%	9/9/24	2,550,000	2,481,414
Credit Suisse AG, Senior Notes	2.950%	4/9/25	530,000	503,564
Goldman Sachs Capital II, Ltd. GTD (3 mo. Term SOFR + 1.029%)	6.439%	10/2/23	71,000	57,258	(b)(c)
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	1,000,000	989,540
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,480,000	1,465,642
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	280,000	275,535
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	570,000	550,291
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,350,000	1,269,302
Goldman Sachs Group Inc., Senior Notes	3.850%	1/26/27	160,000	151,918
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	150,000	140,331	(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2023 Quarterly Report	11

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - continued
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	$750,000	$694,312	(b)
Goldman Sachs Group Inc., Senior Notes (4.387% to 6/15/26 then SOFR + 1.510%)	4.387%	6/15/27	1,260,000	1,223,421	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	930,000	902,845
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	520,000	498,105
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	1,180,000	1,112,620	(b)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	1,000,000	842,198	(b)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	1,390,000	1,289,966	(b)
Nuveen LLC, Senior Notes	4.000%	11/1/28	1,000,000	941,532	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	290,000	279,920	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	690,000	646,055	(a)
UBS Group AG, Senior Notes (4.488% to 5/12/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.488%	5/12/26	580,000	563,543	(a)(b)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	260,000	315,000	(a)(b)

Total Capital Markets				20,558,819

Consumer Finance - 0.2%
American Express Co., Senior Notes	3.375%	5/3/24	790,000	777,418
American Express Co., Senior Notes	2.500%	7/30/24	420,000	408,054
American Express Co., Senior Notes	4.050%	5/3/29	150,000	142,588

Total Consumer Finance				1,328,060

Financial Services - 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	940,000	846,297
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	910,000	789,284
Mastercard Inc., Senior Notes	3.375%	4/1/24	230,000	227,058
Mastercard Inc., Senior Notes	3.850%	3/26/50	40,000	33,269
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	600,000	564,692	(a)
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	420,000	393,762
PayPal Holdings Inc., Senior Notes	4.400%	6/1/32	220,000	210,412
Vanguard Group Inc.	3.050%	8/22/50	660,000	396,419	(d)
Visa Inc., Senior Notes	3.150%	12/14/25	1,400,000	1,343,457

See Notes to Schedule of Investments.

12	Western Asset Intermediate Bond Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Financial Services - continued
Visa Inc., Senior Notes	1.900%	4/15/27	$400,000	$362,734
Visa Inc., Senior Notes	4.300%	12/14/45	320,000	289,523

Total Financial Services				5,456,907

Insurance - 0.2%
American International Group Inc., Senior Notes	2.500%	6/30/25	186,000	176,208
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	100,000	95,904
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	180,000	165,680	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	390,000	409,744	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	340,000	313,996	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	160,000	147,523	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	32,000	35,109	(a)

Total Insurance				1,344,164

TOTAL FINANCIALS				121,394,690

HEALTH CARE - 3.1%
Biotechnology - 0.7%
AbbVie Inc., Senior Notes	3.750%	11/14/23	110,000	109,567
AbbVie Inc., Senior Notes	2.600%	11/21/24	1,050,000	1,013,525
AbbVie Inc., Senior Notes	3.800%	3/15/25	570,000	555,364
AbbVie Inc., Senior Notes	3.600%	5/14/25	510,000	494,884
AbbVie Inc., Senior Notes	2.950%	11/21/26	180,000	168,557
AbbVie Inc., Senior Notes	3.200%	11/21/29	1,940,000	1,749,790
AbbVie Inc., Senior Notes	4.250%	11/21/49	80,000	67,423
Amgen Inc., Senior Notes	3.625%	5/22/24	120,000	118,260
Gilead Sciences Inc., Senior Notes	2.500%	9/1/23	700,000	700,000
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	90,000	88,962

Total Biotechnology				5,066,332

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories, Senior Notes	3.400%	11/30/23	700,000	696,281
Abbott Laboratories, Senior Notes	3.750%	11/30/26	430,000	416,878
Becton Dickinson & Co., Senior Notes	3.363%	6/6/24	848,000	832,213
Becton Dickinson & Co., Senior Notes	3.734%	12/15/24	23,000	22,454
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	200,000	177,360

Total Health Care Equipment & Supplies				2,145,186

Health Care Providers & Services - 1.5%
Cigna Group, Senior Notes	4.125%	11/15/25	740,000	721,372
Cigna Group, Senior Notes	4.375%	10/15/28	1,830,000	1,763,361

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2023 Quarterly Report	13

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - continued
Cigna Group., Senior Notes	3.500%	6/15/24	$820,000	$806,431
CVS Health Corp., Senior Notes	3.875%	7/20/25	868,000	842,498
CVS Health Corp., Senior Notes	3.625%	4/1/27	800,000	757,633
CVS Health Corp., Senior Notes	4.300%	3/25/28	631,000	606,380
CVS Health Corp., Senior Notes	3.750%	4/1/30	210,000	191,155
CVS Health Corp., Senior Notes	1.875%	2/28/31	100,000	78,559
CVS Health Corp., Senior Notes	2.125%	9/15/31	330,000	260,860
CVS Health Corp., Senior Notes	5.050%	3/25/48	270,000	236,977
Elevance Health Inc., Senior Notes	3.650%	12/1/27	240,000	226,326
Elevance Health Inc., Senior Notes	4.100%	5/15/32	280,000	258,132
Elevance Health Inc., Senior Notes	4.550%	5/15/52	40,000	34,482
Humana Inc., Senior Notes	4.500%	4/1/25	80,000	78,866
Humana Inc., Senior Notes	3.950%	3/15/27	970,000	931,695
Humana Inc., Senior Notes	3.700%	3/23/29	770,000	713,295
Humana Inc., Senior Notes	2.150%	2/3/32	120,000	94,177
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	400,000	389,956
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	170,000	155,609
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	790,000	756,653
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	660,000	631,275
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	70,000	58,560
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	60,000	50,925
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	20,000	17,575

Total Health Care Providers & Services				10,662,752

Pharmaceuticals - 0.6%
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	881,000	861,253
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	486,000	463,775
Johnson & Johnson, Senior Notes	0.550%	9/1/25	290,000	265,601
Johnson & Johnson, Senior Notes	2.450%	3/1/26	1,390,000	1,311,900
Johnson & Johnson, Senior Notes	0.950%	9/1/27	600,000	523,593
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	290,000	234,036
Pfizer Inc., Senior Notes	2.625%	4/1/30	450,000	395,906
Pfizer Inc., Senior Notes	1.700%	5/28/30	430,000	354,659

Total Pharmaceuticals				4,410,723

TOTAL HEALTH CARE				22,284,993

INDUSTRIALS - 1.9%
Aerospace & Defense - 1.3%
Boeing Co., Senior Notes	1.433%	2/4/24	870,000	853,347
Boeing Co., Senior Notes	4.875%	5/1/25	1,700,000	1,677,409
Boeing Co., Senior Notes	3.100%	5/1/26	70,000	65,970

See Notes to Schedule of Investments.

14	Western Asset Intermediate Bond Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Aerospace & Defense - continued
Boeing Co., Senior Notes	2.800%	3/1/27	$90,000	$82,258
Boeing Co., Senior Notes	3.200%	3/1/29	330,000	296,871
Boeing Co., Senior Notes	5.150%	5/1/30	1,500,000	1,476,462
Boeing Co., Senior Notes	5.705%	5/1/40	620,000	603,586
Boeing Co., Senior Notes	5.805%	5/1/50	380,000	370,228
Boeing Co., Senior Notes	5.930%	5/1/60	10,000	9,668
General Dynamics Corp., Senior Notes	3.750%	5/15/28	340,000	324,895
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	226,000	218,837
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	1,020,000	949,159
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	1,350,000	1,305,196
RTX Corp., Senior Notes	3.150%	12/15/24	210,000	203,682
RTX Corp., Senior Notes	3.950%	8/16/25	280,000	272,371
RTX Corp., Senior Notes	4.125%	11/16/28	90,000	85,947
RTX Corp., Senior Notes	2.250%	7/1/30	340,000	282,824

Total Aerospace & Defense				9,078,710

Building Products - 0.0%††
Carrier Global Corp., Senior Notes	2.722%	2/15/30	140,000	120,149
Carrier Global Corp., Senior Notes	2.700%	2/15/31	60,000	50,408

Total Building Products				170,557

Commercial Services & Supplies - 0.2%
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	1,040,000	998,995
Republic Services Inc., Senior Notes	3.200%	3/15/25	750,000	725,702

Total Commercial Services & Supplies				1,724,697

Ground Transportation - 0.1%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	600,000	583,345
Union Pacific Corp., Senior Notes	2.891%	4/6/36	340,000	268,977

Total Ground Transportation				852,322

Industrial Conglomerates - 0.1%
3M Co., Senior Notes	2.375%	8/26/29	100,000	86,283
3M Co., Senior Notes	3.050%	4/15/30	90,000	80,532
Honeywell International Inc., Senior Notes	1.350%	6/1/25	330,000	309,479

Total Industrial Conglomerates				476,294

Machinery - 0.0%††
Deere & Co., Senior Notes	3.100%	4/15/30	20,000	18,150
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	120,000	113,773

Total Machinery				131,923

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2023 Quarterly Report	15

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Trading Companies & Distributors - 0.2%
Air Lease Corp., Senior Notes	3.375%	7/1/25	$310,000	$295,637
Air Lease Corp., Senior Notes	5.300%	2/1/28	350,000	344,053
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	790,000	753,165	(a)

Total Trading Companies & Distributors				1,392,855

TOTAL INDUSTRIALS				13,827,358

INFORMATION TECHNOLOGY - 2.0%
Semiconductors & Semiconductor Equipment - 0.8%
Broadcom Inc., Senior Notes	3.137%	11/15/35	2,010,000	1,535,117	(a)
Intel Corp., Senior Notes	3.700%	7/29/25	140,000	136,120
Intel Corp., Senior Notes	3.750%	3/25/27	170,000	163,175
Intel Corp., Senior Notes	1.600%	8/12/28	240,000	206,356
Intel Corp., Senior Notes	5.125%	2/10/30	250,000	250,588
Intel Corp., Senior Notes	4.750%	3/25/50	100,000	87,938
Micron Technology Inc., Senior Notes	5.875%	2/9/33	480,000	475,010
Micron Technology Inc., Senior Notes	5.875%	9/15/33	20,000	19,622
NVIDIA Corp., Senior Notes	3.500%	4/1/40	650,000	541,703
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	300,000	285,521
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	290,000	241,952
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,160,000	1,045,540
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	1,250,000	1,040,997

Total Semiconductors & Semiconductor Equipment				6,029,639

Software - 0.8%
Adobe Inc., Senior Notes	2.300%	2/1/30	380,000	330,141
Microsoft Corp., Senior Notes	2.400%	8/8/26	3,060,000	2,870,900
Microsoft Corp., Senior Notes	3.300%	2/6/27	1,220,000	1,172,954
Microsoft Corp., Senior Notes	3.450%	8/8/36	10,000	8,900
Microsoft Corp., Senior Notes	2.921%	3/17/52	10,000	7,098
Oracle Corp., Senior Notes	1.650%	3/25/26	360,000	328,168
Oracle Corp., Senior Notes	4.650%	5/6/30	260,000	249,888
Oracle Corp., Senior Notes	2.875%	3/25/31	300,000	253,639
Salesforce Inc., Senior Notes	3.700%	4/11/28	250,000	239,661

Total Software				5,461,349

Technology Hardware, Storage & Peripherals - 0.4%
Apple Inc., Senior Notes	1.125%	5/11/25	1,140,000	1,066,678
Apple Inc., Senior Notes	2.450%	8/4/26	1,170,000	1,095,073
Apple Inc., Senior Notes	3.350%	2/9/27	80,000	76,496
Apple Inc., Senior Notes	2.900%	9/12/27	850,000	795,961

Total Technology Hardware, Storage & Peripherals				3,034,208

TOTAL INFORMATION TECHNOLOGY				14,525,196

See Notes to Schedule of Investments.

16	Western Asset Intermediate Bond Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MATERIALS - 1.6%
Chemicals - 0.5%
MEGlobal BV, Senior Notes	4.250%	11/3/26	$880,000	$844,856	(a)
MEGlobal BV, Senior Notes	2.625%	4/28/28	1,200,000	1,058,704	(a)
OCP SA, Senior Notes	4.500%	10/22/25	550,000	534,094	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	740,000	660,265	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	710,000	564,642	(a)

Total Chemicals				3,662,561

Metals & Mining - 0.8%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	990,000	967,350	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	690,000	669,340	(a)
Corp. Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	1,110,000	1,033,108	(a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	150,000	142,280
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	1,080,000	1,070,285	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	780,000	722,001
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	690,000	703,252
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	608,000	634,403

Total Metals & Mining				5,942,019

Paper & Forest Products - 0.3%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	1,690,000	1,677,197

TOTAL MATERIALS				11,281,777

REAL ESTATE - 0.1%
Retail REITs - 0.1%
WEA Finance LLC, Senior Notes	4.125%	9/20/28	500,000	430,567	(a)

UTILITIES - 0.6%
Electric Utilities - 0.6%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	140,000	114,809	(a)
Comision Federal de Electricidad, Senior Notes	4.750%	2/23/27	690,000	669,234	(a)
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	190,000	172,699
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	1,500,000	1,416,281
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	810,000	755,515
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	770,000	665,615
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.125%	5/15/27	440,000	417,507	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	380,000	376,528	(a)

TOTAL UTILITIES				4,588,188

TOTAL CORPORATE BONDS & NOTES (Cost - $303,001,849)				283,091,689

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2023 Quarterly Report	17

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 25.4%
U.S. Government Obligations - 25.4%
U.S. Treasury Bonds	3.250%	5/15/42	$150,000	$128,124
U.S. Treasury Bonds	4.000%	11/15/42	10,000	9,489
U.S. Treasury Bonds	3.875%	2/15/43	1,700,000	1,582,062
U.S. Treasury Bonds	3.875%	5/15/43	6,660,000	6,195,881
U.S. Treasury Bonds	3.625%	8/15/43	550,000	491,670
U.S. Treasury Bonds	4.500%	8/15/43	5,340,000	5,326,650
U.S. Treasury Bonds	3.750%	11/15/43	4,780,000	4,349,053
U.S. Treasury Bonds	3.625%	2/15/44	10,000	8,922
U.S. Treasury Bonds	3.375%	5/15/44	10,000	8,577
U.S. Treasury Bonds	2.500%	2/15/45	1,560,000	1,145,808
U.S. Treasury Bonds	2.875%	8/15/45	1,740,000	1,361,822
U.S. Treasury Bonds	3.000%	2/15/49	2,230,000	1,770,498
U.S. Treasury Bonds	2.875%	5/15/49	600,000	465,188
U.S. Treasury Bonds	1.625%	11/15/50	8,320,000	4,814,550
U.S. Treasury Bonds	1.875%	2/15/51	29,490,000	18,197,403
U.S. Treasury Bonds	2.375%	5/15/51	10,670,000	7,418,151
U.S. Treasury Bonds	2.000%	8/15/51	3,210,000	2,038,475
U.S. Treasury Bonds	1.875%	11/15/51	4,260,000	2,618,402
U.S. Treasury Bonds	2.250%	2/15/52	12,405,000	8,372,406
U.S. Treasury Bonds	2.875%	5/15/52	320,000	248,488
U.S. Treasury Bonds	3.000%	8/15/52	7,430,000	5,923,393
U.S. Treasury Bonds	4.000%	11/15/52	3,390,000	3,272,012
U.S. Treasury Bonds	3.625%	2/15/53	1,960,000	1,766,297
U.S. Treasury Bonds	3.625%	5/15/53	7,540,000	6,801,905
U.S. Treasury Notes	2.125%	5/31/26	410,000	384,263
U.S. Treasury Notes	1.875%	7/31/26	2,960,000	2,746,441
U.S. Treasury Notes	1.625%	9/30/26	220,000	202,082
U.S. Treasury Notes	1.625%	10/31/26	570,000	522,107
U.S. Treasury Notes	2.750%	4/30/27	7,540,000	7,117,937
U.S. Treasury Notes	3.125%	8/31/27	1,220,000	1,164,337
U.S. Treasury Notes	4.125%	10/31/27	190,000	188,256
U.S. Treasury Notes	4.000%	2/29/28	400,000	395,109
U.S. Treasury Notes	1.250%	3/31/28	2,460,000	2,150,338
U.S. Treasury Notes	3.625%	3/31/28	1,210,000	1,176,347
U.S. Treasury Notes	3.625%	5/31/28	2,220,000	2,159,340
U.S. Treasury Notes	2.625%	7/31/29	64,770,000	59,332,862
U.S. Treasury Notes	3.125%	8/31/29	520,000	489,521
U.S. Treasury Notes	4.000%	10/31/29	6,220,000	6,137,634

See Notes to Schedule of Investments.

18	Western Asset Intermediate Bond Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - continued
U.S. Treasury Notes	3.625%	3/31/30	$4,070,000	$3,932,002
U.S. Treasury Notes	3.500%	4/30/30	2,180,000	2,090,416
U.S. Treasury Notes	4.000%	7/31/30	3,270,000	3,231,680
U.S. Treasury Notes	2.750%	8/15/32	1,430,000	1,283,816
U.S. Treasury Notes	4.125%	11/15/32	919,000	918,749
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	5,220,000	1,764,544

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $215,754,773)				181,703,007

MORTGAGE-BACKED SECURITIES - 12.2%
FHLMC - 3.4%
Federal Home Loan Mortgage Corp. (FHLMC)	4.600%	2/1/30	100,000	96,933
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40-2/1/51	1,363,114	1,095,768
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	10/1/41-11/1/51	4,528,078	3,734,155
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	3/1/42-4/1/52	9,277,718	7,782,965
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	7/1/42-4/1/52	1,381,430	1,208,517
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	7/1/49-2/1/53	1,995,539	1,861,850
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	9/1/50-11/1/52	2,889,052	2,761,119
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/52	85,175	76,284	(e)
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	5/1/52-8/1/52	2,864,215	2,578,176
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	7/1/52-6/1/53	1,134,433	1,102,152
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/52-1/1/53	287,114	284,024	(e)
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	1/1/53-5/1/53	670,690	685,633
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	4/1/53	94,490	91,700	(e)
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	4/1/53-7/1/53	785,665	778,308

Total FHLMC				24,137,584

FNMA - 5.9%
Federal National Mortgage Association (FNMA)	4.830%	9/1/28	100,000	98,984	(f)
Federal National Mortgage Association (FNMA)	5.340%	9/1/28	100,000	101,719	(d)(f)
Federal National Mortgage Association (FNMA)	4.740%	6/1/30	100,000	98,008
Federal National Mortgage Association (FNMA)	3.345%	6/1/32	100,000	89,510

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2023 Quarterly Report	19

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - continued
Federal National Mortgage Association (FNMA)	4.320%	6/1/33	$100,000	$95,942
Federal National Mortgage Association (FNMA)	4.510%	8/1/33	200,000	194,845
Federal National Mortgage Association (FNMA)	2.500%	11/1/40-9/1/61	7,881,766	6,533,196
Federal National Mortgage Association (FNMA)	6.000%	7/1/41-7/1/53	1,071,150	1,080,391
Federal National Mortgage Association (FNMA)	2.000%	9/1/41-4/1/52	9,824,264	7,942,788
Federal National Mortgage Association (FNMA)	3.000%	5/1/42-6/1/52	7,184,500	6,240,444
Federal National Mortgage Association (FNMA)	4.000%	4/1/44-6/1/57	3,576,876	3,338,987
Federal National Mortgage Association (FNMA)	3.500%	12/1/47-3/1/57	4,340,982	3,909,896
Federal National Mortgage Association (FNMA)	4.500%	5/1/50-8/1/58	1,641,725	1,560,373
Federal National Mortgage Association (FNMA)	1.500%	1/1/51-3/1/51	403,662	305,288
Federal National Mortgage Association (FNMA)	3.500%	1/1/52	89,080	79,863	(e)
Federal National Mortgage Association (FNMA)	3.000%	3/1/52	177,707	153,445	(e)
Federal National Mortgage Association (FNMA)	5.000%	6/1/52-5/1/53	1,228,266	1,193,990
Federal National Mortgage Association (FNMA)	5.500%	8/1/52-5/1/53	867,158	859,558
Federal National Mortgage Association (FNMA)	6.500%	1/1/53-2/1/53	363,814	372,063
Federal National Mortgage Association (FNMA)	2.000%	9/1/53	3,000,000	2,389,570	(f)
Federal National Mortgage Association (FNMA)	2.500%	9/1/53	1,200,000	994,313	(f)
Federal National Mortgage Association (FNMA)	3.000%	9/1/53	1,700,000	1,464,988	(f)
Federal National Mortgage Association (FNMA)	3.500%	9/1/53	100,000	89,395	(f)
Federal National Mortgage Association (FNMA)	5.000%	9/1/53	600,000	581,824	(f)
Federal National Mortgage Association (FNMA)	5.500%	9/1/53	2,100,000	2,073,586	(f)
Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.423%)	4.189%	5/1/43	366,977	360,708	(b)

Total FNMA				42,203,674

GNMA - 2.9%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	231,932	207,727
Government National Mortgage Association (GNMA)	4.000%	3/15/50	31,965	29,936

See Notes to Schedule of Investments.

20	Western Asset Intermediate Bond Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - continued
Government National Mortgage Association (GNMA)	3.500%	5/15/50	$161,150	$148,349
Government National Mortgage Association (GNMA) II	4.000%	8/20/46-4/20/53	1,637,849	1,545,765
Government National Mortgage Association (GNMA) II	5.000%	5/20/48-5/20/53	2,137,078	2,093,438
Government National Mortgage Association (GNMA) II	4.500%	6/20/48-9/20/52	1,326,689	1,277,708
Government National Mortgage Association (GNMA) II	3.500%	10/20/49-12/20/52	1,960,623	1,783,612
Government National Mortgage Association (GNMA) II	3.000%	1/20/50-4/20/52	2,794,309	2,463,872
Government National Mortgage Association (GNMA) II	2.500%	12/20/50-9/20/52	2,954,118	2,510,938
Government National Mortgage Association (GNMA) II	2.000%	2/20/51	299,775	248,165
Government National Mortgage Association (GNMA) II	3.000%	12/20/51-4/20/53	755,513	663,123	(e)
Government National Mortgage Association (GNMA) II	5.500%	11/20/52	574,256	568,815
Government National Mortgage Association (GNMA) II	6.000%	3/20/53	196,623	197,459
Government National Mortgage Association (GNMA) II	2.000%	9/20/53	700,000	577,555	(f)
Government National Mortgage Association (GNMA) II	2.500%	9/20/53	100,000	85,094	(f)
Government National Mortgage Association (GNMA) II	3.000%	9/20/53	2,300,000	2,022,652	(f)
Government National Mortgage Association (GNMA) II	3.500%	9/20/53	800,000	726,531	(f)
Government National Mortgage Association (GNMA) II	4.000%	9/20/53	300,000	279,563	(f)
Government National Mortgage Association (GNMA) II	4.500%	9/20/53	900,000	857,742	(f)
Government National Mortgage Association (GNMA) II	5.000%	9/20/53	200,000	194,629	(f)
Government National Mortgage Association (GNMA) II	5.500%	9/20/53	1,200,000	1,187,906	(f)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2023 Quarterly Report	21

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - continued
Government National Mortgage Association (GNMA) II	6.000%	9/20/53	$900,000	$902,988	(f)
Government National Mortgage Association (GNMA) II	6.500%	9/20/53	200,000	202,570	(f)

Total GNMA				20,776,137

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $90,646,356)				87,117,395

COLLATERALIZED MORTGAGE OBLIGATIONS(g) - 10.8%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. Term SOFR + 0.930%)	6.246%	9/15/34	730,000	710,635	(a)(b)
Adjustable Rate Mortgage Trust, 2004-5 4A1	3.972%	4/25/35	36,293	36,050	(b)
AREIT LLC, 2022-CRE7 A (1 mo. Term SOFR + 2.242%)	7.556%	6/17/39	1,810,000	1,809,538	(a)(b)
AREIT Trust, 2022-CRE6 A (30 Day Average SOFR + 1.250%)	6.480%	1/20/37	946,281	932,157	(a)(b)
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	426,388	423,838	(a)(b)
Benchmark Mortgage Trust, 2018-B7 A4	4.510%	5/15/53	785,000	741,560	(b)
Benchmark Mortgage Trust, 2019-B10 A4	3.717%	3/15/62	1,260,000	1,143,244
BPR Trust, 2021-TY B (1 mo. Term SOFR + 1.264%)	6.575%	9/15/38	2,140,000	2,008,336	(a)(b)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	137,727	128,546	(a)(b)
BRAVO Residential Funding Trust, 2022-NQM3 A1	5.108%	7/25/62	351,784	342,415	(a)(b)
BX Commercial Mortgage Trust, 2022-LP2 A (1 mo. Term SOFR + 1.013%)	6.323%	2/15/39	761,465	741,538	(a)(b)
CIM Trust, 2021-R6 A1	1.425%	7/25/61	324,517	278,424	(a)(b)
Citigroup Commercial Mortgage Trust, 2014- GC25 AS	4.017%	10/10/47	640,000	610,997
Commercial Mortgage Trust, 2013-300P B	4.540%	8/10/30	560,000	499,338	(a)(b)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	80,000	70,677
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	70,000	50,963	(b)
Commercial Mortgage Trust, 2013-CR12 C	5.124%	10/10/46	40,000	15,999	(b)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.195%	3/10/47	2,118,297	1,799	(b)
CSMC Trust, 2014-USA B	4.185%	9/15/37	2,820,000	2,295,585	(a)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	532,003	490,719	(a)(b)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	1,322,326	1,167,075	(a)(b)
CSMC Trust, 2019-AFC1 A1 (2.573% to 8/1/23 then 3.573%)	3.573%	7/25/49	405,658	373,086	(a)
CSMC Trust, 2019-AFC1 A3 (2.877% to 8/1/23 then 3.877%)	3.877%	7/25/49	891,950	818,511	(a)

See Notes to Schedule of Investments.

22	Western Asset Intermediate Bond Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - continued
CSMC Trust, 2019-ICE4 A (1 mo. Term SOFR + 1.027%)	6.338%	5/15/36	$189,529	$189,350	(a)(b)
CSMC Trust, 2020-AFC1 A1	2.240%	2/25/50	575,520	533,216	(a)(b)
CSMC Trust, 2020-RPL4 A1	2.000%	1/25/60	1,321,546	1,142,580	(a)(b)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	307,284	229,569	(a)(b)
CSMC Trust, 2021-NQM2 A3	1.538%	2/25/66	224,164	184,098	(a)(b)
CSMC Trust, 2021-NQM5 A1	0.938%	5/25/66	524,263	407,188	(a)(b)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	352,010	290,424	(a)(b)
CSMC Trust, 2021-RPL6 A1	2.000%	10/25/60	541,852	470,697	(a)(b)
CSMC Trust, 2022-7R 1A1 (30 Day Average SOFR + 3.500%)	8.804%	10/25/66	1,074,910	1,070,834	(a)(b)
CSMC Trust, 2022-NQM1 A1	2.265%	11/25/66	1,448,413	1,215,671	(a)(b)
DBJPM Mortgage Trust, 2016-C1 B	4.195%	5/10/49	1,060,000	921,793	(b)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	861,469	759,571	(a)(b)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	976,163	782,447	(a)(b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	435,266	361,406	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.706%	3/25/29	2,448,456	65,063	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	1.092%	5/25/29	1,924,108	81,312	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K106 X1, IO	1.477%	1/25/30	3,479,916	237,783	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K109 A2	1.558%	4/25/30	200,000	163,948
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K128 X1, IO	0.612%	3/25/31	8,432,690	254,633	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K154 X1, IO	0.527%	1/25/33	6,599,326	197,365	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K748 A2	2.260%	1/25/29	200,000	176,208	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K751 A2	4.412%	3/25/30	100,000	97,639

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2023 Quarterly Report	23

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, S8FX A2	3.291%	3/25/27	$590,000	$554,251
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4066 PI, IO	3.500%	9/15/31	666,211	26,182
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 30 Day Average SOFR + 6.136%)	0.947%	9/15/42	224,219	16,344	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4991 QV	2.000%	9/25/45	186,935	148,516
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	596,156	89,951
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	475,528	81,851
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	161,660	25,725
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	83,463	11,044
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 AP, PAC	2.000%	4/25/41	319,556	272,353
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5200 KQ, PAC	3.000%	9/25/49	246,751	221,472
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	100,000	89,406
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	6.788%	10/25/41	1,230,000	1,205,366	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA1 M1A (30 Day Average SOFR + 1.000%)	6.288%	1/25/42	1,039,177	1,028,655	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1A (30 Day Average SOFR + 1.300%)	6.588%	2/25/42	1,237,156	1,234,464	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	7.688%	2/25/42	2,000,000	1,994,532	(a)(b)

See Notes to Schedule of Investments.

24	Western Asset Intermediate Bond Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA4 M1A (30 Day Average SOFR + 2.200%)	7.488%	5/25/42	$791,034	$800,267	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 30 Day Average SOFR + 5.986%)	0.797%	8/15/44	80,819	7,624	(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 2M2 (30 Day Average SOFR + 5.114%)	10.402%	11/25/24	10,819	10,936	(b)
Federal National Mortgage Association (FNMA) - CAS, 2021-R03 1 M2 (30 Day Average SOFR + 1.650%)	6.938%	12/25/41	2,140,000	2,088,506	(a)(b)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	249,861	233,054
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	414,022	370,456
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	172,360	160,503
Federal National Mortgage Association (FNMA) ACES, 2023-M4 A2	3.894%	8/25/32	200,000	186,607	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	399,761	356,324
Federal National Mortgage Association (FNMA) REMIC, 2013-26 HI, IO	3.000%	4/25/32	1,788	69
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.748%	6/25/43	17,474	1,830	(b)
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IA, IO	3.000%	9/25/32	423,706	23,144
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 30 Day Average SOFR + 5.836%)	0.548%	12/25/43	20,937	1,978	(b)
Federal National Mortgage Association (FNMA) REMIC, 2015-39 LZ	3.000%	6/25/45	44,545	38,667
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	264,518	219,725
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 30 Day Average SOFR + 6.086%)	0.798%	11/25/47	28,798	2,340	(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2023 Quarterly Report	25

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - continued
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	$303,160	$275,262
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	700,000	531,434
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	155,189	26,903
Federal National Mortgage Association (FNMA) REMIC, 2020-57 TA	2.000%	4/25/50	813,989	693,909
Federal National Mortgage Association (FNMA) REMIC, 2020-62 BI, IO	2.000%	9/25/50	3,445,571	414,130
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	753,218	113,434
Federal National Mortgage Association (FNMA) REMIC, 2021-43 IO, IO	2.500%	6/25/51	1,503,243	226,172
Federal National Mortgage Association (FNMA) REMIC, 2021-65 JA	2.000%	1/25/46	225,220	193,391
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	182,958	172,165
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	15,545	2,878
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. Term SOFR + 0.464%)	5.605%	8/20/58	203,460	202,625	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. Term SOFR + 0.564%)	5.705%	11/20/60	634,899	632,141	(b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. Term SOFR + 0.614%)	5.718%	2/20/61	69,056	68,720	(b)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. Term SOFR + 0.614%)	5.755%	3/20/61	74,874	74,548	(b)
Government National Mortgage Association (GNMA), 2012-27 IO, IO	0.238%	4/16/53	960,193	2,248	(b)
Government National Mortgage Association (GNMA), 2012-H30 GA (1 mo. Term SOFR + 0.464%)	5.605%	12/20/62	241,524	240,018	(b)
Government National Mortgage Association (GNMA), 2013-95 IO, IO	0.420%	4/16/47	3,523,404	33,553	(b)
Government National Mortgage Association (GNMA), 2014-105 IO, IO	0.125%	6/16/54	230,375	1,357	(b)

See Notes to Schedule of Investments.

26	Western Asset Intermediate Bond Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - continued
Government National Mortgage Association (GNMA), 2014-130 IB, IO	0.219%	8/16/54	$1,056,976	$7,578	(b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.191%	5/16/55	861,333	5,654	(b)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.373%	8/16/54	833,686	8,937	(b)
Government National Mortgage Association (GNMA), 2018-168 PA, PAC	4.000%	8/20/48	219,296	206,848
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	188,569	170,962
Government National Mortgage Association (GNMA), 2020-103 AD	1.450%	1/16/63	585,440	446,163
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. Term SOFR + 1.364%)	6.468%	4/20/70	108,026	108,931	(b)
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	150,062	150,824
Government National Mortgage Association (GNMA), 2021-29 AG	5.000%	2/20/51	225,642	221,900
Government National Mortgage Association (GNMA), 2021-188 PA	2.000%	10/20/51	726,455	602,004
Government National Mortgage Association (GNMA), 2021-223 P	2.000%	6/20/51	88,457	75,374
Government National Mortgage Association (GNMA), 2022-99 JW	2.500%	1/20/52	200,000	158,255
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	1,499,949	1,144,847
Government National Mortgage Association (GNMA), 2023-92 IA, IO	0.611%	6/16/64	1,999,932	124,372	(b)
GS Mortgage Securities Corp. Trust, 2016-GS3 C	4.112%	10/10/49	570,000	460,068	(b)
GS Mortgage Securities Corp. Trust, 2018-SRP5 A (1 mo. Term SOFR + 1.914%)	7.225%	9/15/31	2,715,084	2,253,338	(a)(b)
GS Mortgage Securities Corp. Trust, 2018-SRP5 B (1 mo. Term SOFR + 3.114%)	8.425%	9/15/31	2,114,719	1,142,943	(a)(b)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	223,182	221,716	(b)
Impac CMB Trust, 2007-A A (1 mo. Term SOFR + 0.614%)	5.929%	5/25/37	520,695	489,034	(a)(b)
JPMorgan Mortgage Trust, 2019-LTV3 B2	4.381%	3/25/50	486,489	435,213	(a)(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.039%	1/15/47	90,000	82,537	(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2023 Quarterly Report	27

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - continued
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.698%	9/15/47	$300,000	$253,197	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.370%	7/15/48	654,000	594,492	(b)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 B	4.009%	3/15/50	1,030,000	807,632	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	9.193%	5/15/28	586,094	522,064	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2022-ACB A (30 Day Average SOFR + 1.400%)	6.589%	3/15/39	620,000	613,300	(a)(b)
Legacy Mortgage Asset Trust, 2021-GS2 A1, Step bond (1.750% to 4/25/24, 4.750% to 4/25/25 then 5.750%)	1.750%	4/25/61	380,655	356,851	(a)
Madison Avenue Mortgage Trust, 2017-330M A	3.294%	8/15/34	630,000	580,418	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	4.105%	2/25/34	86,884	79,703	(b)
Mill City Mortgage Loan Trust, 2019-1 A1	3.250%	10/25/69	646,616	613,818	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 A5	3.635%	10/15/48	1,245,000	1,181,747
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. Term SOFR + 1.992%)	7.311%	5/15/36	1,517,344	1,455,406	(a)(b)
MSCG Trust, 2015-ALDR A2	3.577%	6/7/35	1,440,000	1,325,279	(a)(b)
Natixis Commercial Mortgage Securities Trust, 2019-FAME A	3.047%	8/15/36	1,300,000	1,140,881	(a)
Natixis Commercial Mortgage Securities Trust, 2019-FAME B	3.655%	8/15/36	2,550,000	1,969,192	(a)
New Residential Mortgage Loan Trust, 2015-1A A2	3.750%	5/28/52	294,261	271,380	(a)(b)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	355,417	333,234	(a)(b)
New Residential Mortgage Loan Trust, 2017-3A A1	4.000%	4/25/57	547,630	516,271	(a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	544,417	505,611	(a)(b)
New Residential Mortgage Loan Trust, 2021- NQM3 A3	1.516%	11/27/56	303,001	245,721	(a)(b)
New Residential Mortgage Loan Trust, 2022- NQM2 A1	3.079%	3/27/62	1,736,955	1,547,233	(a)(b)
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	310,020	242,549	(a)(b)

See Notes to Schedule of Investments.

28	Western Asset Intermediate Bond Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - continued
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	$498,229	$374,150	(a)(b)
Onslow Bay Mortgage Loan Trust, 2021-NQM4 A1	1.957%	10/25/61	412,667	331,415	(a)(b)
OPG Trust, 2021-PORT A (1 mo. Term SOFR + 0.598%)	5.909%	10/15/36	1,418,245	1,383,224	(a)(b)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	1,046,779	825,349	(a)(b)
PRKCM Trust, 2021-AFC2 A1	2.071%	11/25/56	438,017	363,691	(a)(b)
Residential Mortgage Loan Trust, 2020-2 A1	1.654%	5/25/60	315,217	310,141	(a)(b)
SACO I Trust, 2007-VA1 A	4.053%	6/25/21	6,731	5,350	(a)(b)
SG Residential Mortgage Trust, 2022-1 A1	3.166%	3/27/62	1,792,999	1,579,112	(a)(b)
Towd Point Mortgage Trust, 2017-4 B2	3.574%	6/25/57	1,010,000	770,668	(a)(b)
Towd Point Mortgage Trust, 2022-4 A1	3.750%	9/25/62	1,457,379	1,339,265	(a)
UBS Commercial Mortgage Trust, 2018-C11 B	4.713%	6/15/51	1,040,000	874,363	(b)
VASA Trust, 2021-VASA A (1 mo. Term SOFR + 1.014%)	6.325%	7/15/39	880,000	779,892	(a)(b)
Virginia Housing Development Authority, 2006-C CTFS	6.000%	6/25/34	270,656	265,888
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR9 A7	5.268%	8/25/34	749,361	709,875	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A2A (1 mo. Term SOFR + 0.854%)	6.169%	11/25/34	248,049	232,946	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. Term SOFR + 0.834%)	6.149%	7/25/45	1,369,111	1,275,016	(b)
Waterfall Commercial Mortgage Trust, 2015- SBC5 A	4.104%	12/31/23	45,253	43,218	(a)(b)
WF-RBS Commercial Mortgage Trust, 2013-C14 B	3.841%	6/15/46	1,060,000	862,297	(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 XA, IO	0.693%	10/15/57	4,467,481	15,395	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $86,064,059)				76,945,587

ASSET-BACKED SECURITIES - 8.5%
522 Funding CLO Ltd., 2020-6A A1R (3 mo. Term SOFR + 1.412%)	6.757%	10/23/34	770,000	763,732	(a)(b)
AB BSL CLO Ltd., 2023-4A A (3 mo. Term SOFR + 2.000%)	6.957%	4/20/36	360,000	361,687	(a)(b)
ABPCI Direct Lending Fund CLO LP, 2020-10A A1A (3 mo. Term SOFR + 2.212%)	7.200%	1/20/32	1,320,000	1,321,404	(a)(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2023 Quarterly Report	29

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - continued
AccessLex Institute, 2005-A A3 (3 mo. Term SOFR + 0.662%)	6.013%	7/25/34	$266,765	$261,043	(b)
AmeriCredit Automobile Receivables Trust, 2022-2 A3	4.380%	4/18/28	420,000	413,001
Apidos CLO, 2013-12A AR (3 mo. Term SOFR + 1.342%)	6.650%	4/15/31	747,801	746,580	(a)(b)
Aqua Finance Trust, 2021-A B	2.400%	7/17/46	1,050,000	846,349	(a)
Arbor Realty Commercial Real Estate Notes Ltd., 2022-FL1 A (30 Day Average SOFR + 1.450%)	6.639%	1/15/37	924,000	911,896	(a)(b)
Ares CLO Ltd., 2022-63A A1A (3 mo. Term SOFR + 1.380%)	6.706%	4/20/35	1,340,000	1,330,199	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2020-2A A	2.020%	2/20/27	2,770,000	2,538,268	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	2,650,000	2,347,031	(a)
Balboa Bay Loan Funding Ltd., 2021-2A A1 (3 mo. Term SOFR + 1.432%)	6.765%	1/20/35	630,000	623,229	(a)(b)
BCRED MML CLO LLC, 2021-1A A (3 mo. Term SOFR + 1.742%)	7.050%	1/15/35	740,000	731,128	(a)(b)
BDS Ltd., 2021-FL10 D (1 mo. Term SOFR + 2.964%)	8.276%	12/16/36	2,140,000	2,035,902	(a)(b)
Bear Stearns Asset Backed Securities Trust, 2004-SD2 A3	5.162%	3/25/44	188,891	184,420	(b)
Benefit Street Partners CLO Ltd., 2014-IVA ARRR (3 mo. Term SOFR + 1.442%)	6.768%	1/20/32	750,000	749,017	(a)(b)(h)
Blackbird Capital Aircraft, 2021-1A A	2.443%	7/15/46	417,670	359,822	(a)
Canyon CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.442%)	6.750%	7/15/34	1,360,000	1,343,732	(a)(b)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. Term SOFR + 1.962%)	7.288%	4/20/29	1,250,000	1,246,858	(a)(b)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.382%)	6.690%	7/17/34	1,020,000	1,012,146	(a)(b)
Cerberus Loan Funding LP, 2020-1A A (3 mo. Term SOFR + 2.112%)	7.420%	10/15/31	248,364	248,258	(a)(b)
College Ave Student Loans LLC, 2021-C C	3.060%	7/26/55	1,100,000	942,566	(a)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	0.000%	11/15/36	329,746	307,945	(b)
Countrywide Home Equity Loan Trust, 2006-I 2A (1 mo. Term SOFR + 0.254%)	5.565%	1/15/37	327,690	295,085	(b)
Dryden CLO Ltd., 2021-87A A1 (3 mo. Term SOFR + 1.362%)	6.741%	5/20/34	2,020,000	2,002,568	(a)(b)

See Notes to Schedule of Investments.

30	Western Asset Intermediate Bond Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - continued
Eaton Vance CLO Ltd., 2020-2A AR (3 mo. Term SOFR + 1.412%)	6.720%	1/15/35	$930,000	$923,510	(a)(b)
Empower CLO Ltd., 2023-2A A1 (3 mo. Term SOFR + 2.200%)	7.540%	7/15/36	820,000	822,015	(a)(b)
First Franklin Mortgage Loan Trust, 2003-FF1 A1 (1 mo. Term SOFR + 1.239%)	6.558%	3/25/33	243,980	238,149	(b)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	2,220,000	2,102,586
Golub Capital Partners CLO Ltd., 2015-25A AR (3 mo. Term SOFR + 1.642%)	7.011%	5/5/30	334,527	333,958	(a)(b)
Golub Capital Partners CLO Ltd., 2021-57A A1 (3 mo. Term SOFR + 1.752%)	7.103%	10/25/34	1,730,000	1,702,065	(a)(b)
Golub Capital Partners CLO Ltd., 2023-66A A (3 mo. Term SOFR + 1.950%)	6.926%	4/25/36	370,000	370,615	(a)(b)
GoodLeap Sustainable Home Solutions Trust, 2022-1GS B	2.940%	1/20/49	849,738	640,307	(a)
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. USD LIBOR + 1.900%)	7.378%	12/20/29	1,094,821	1,093,837	(a)(b)
Grippen Park CLO Ltd., 2017-1A A (3 mo. Term SOFR + 1.522%)	6.848%	1/20/30	303,624	303,898	(a)(b)
GRMT Mortgage Loan Trust, 2001-1A A5	6.650%	7/20/31	10,838	10,801	(a)
Halsey Point CLO Ltd., 2019-1A A1A1 (3 mo. Term SOFR + 1.612%)	6.938%	1/20/33	250,000	249,500	(a)(b)
Halsey Point CLO Ltd., 2020-3A A1A (3 mo. Term SOFR + 1.712%)	7.081%	11/30/32	560,000	558,196	(a)(b)
Hardee’s Funding LLC, 2021-1A A2	2.865%	6/20/51	519,400	415,182	(a)
Hertz Vehicle Financing LP, 2021-2A C	2.520%	12/27/27	1,090,000	952,593	(a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	862,116	707,801	(a)
KeyCorp Student Loan Trust, 2006-A 2B (3 mo. USD LIBOR + 0.480%)	6.024%	12/27/41	123,957	123,562	(b)
KKR CLO Ltd., 32A A1 (3 mo. Term SOFR + 1.582%)	6.890%	1/15/32	490,000	489,015	(a)(b)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	6.764%	2/17/39	2,020,000	2,002,333	(a)(b)
MF1 Ltd., 2021-FL7 A (1 mo. Term SOFR + 1.194%)	6.506%	10/16/36	2,100,000	2,078,455	(a)(b)
Midocean Credit CLO, 2017-7A BR (3 mo. Term SOFR + 1.862%)	7.170%	7/15/29	750,000	739,655	(a)(b)
Mosaic Solar Loan Trust, 2018-2GS A	4.200%	2/22/44	1,154,753	1,043,174	(a)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2023 Quarterly Report	31

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - continued
Myers Park CLO Ltd., 2018-1A B1 (3 mo. Term SOFR + 1.862%)	7.188%	10/20/30	$550,000	$543,268	(a)(b)
Navient Student Loan Trust, 2016-3A A3 (30 Day Average SOFR + 1.464%)	6.752%	6/25/65	1,268,528	1,279,260	(a)(b)
Navient Student Loan Trust, 2020-1A A1B (30 Day Average SOFR + 1.164%)	6.452%	6/25/69	199,325	198,044	(a)(b)
Nelnet Student Loan Trust, 2012-2A A (30 Day Average SOFR + 0.914%)	6.202%	12/26/33	443,148	440,715	(a)(b)
Octagon Investment Partners Ltd., 2014-1A AAR3 (3 mo. Term SOFR + 1.262%)	6.631%	2/14/31	720,000	716,393	(a)(b)
Palmer Square CLO Ltd., 2019-1A A1R (3 mo. Term SOFR + 1.412%)	6.781%	11/14/34	750,000	744,642	(a)(b)
Point Au Roche Park CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.342%)	6.668%	7/20/34	1,650,000	1,632,626	(a)(b)
Recette CLO Ltd., 2015-1A ARR (3 mo. USD LIBOR + 1.080%)	6.668%	4/20/34	510,000	505,310	(a)(b)
Reese Park CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.392%)	6.700%	10/15/34	1,840,000	1,833,635	(a)(b)
Silver Rock CLO Ltd., 2020-1A A (3 mo. Term SOFR + 1.912%)	7.238%	10/20/31	1,410,000	1,411,930	(a)(b)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	10.175%	10/15/41	339,509	359,278	(a)(b)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	1,565,015	1,369,422	(a)
SoFi Professional Loan Program Trust, 2021-A AFX	1.030%	8/17/43	397,550	336,235	(a)
Structured Asset Investment Loan Trust, 2004-7 A8 (1 mo. Term SOFR + 1.314%)	6.629%	8/25/34	416,663	407,960	(b)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	6.539%	11/15/38	690,000	688,725	(a)(b)
Toyota Auto Loan Extended Note Trust, 2021-1A A	1.070%	2/27/34	540,000	485,372	(a)
TRTX Issuer Ltd., 2022-FL5 A (30 Day Average SOFR + 1.650%)	6.872%	2/15/39	2,000,000	1,964,634	(a)(b)
Voya CLO Ltd., 2018-3A A1A (3 mo. Term SOFR + 1.412%)	6.720%	10/15/31	1,090,000	1,087,540	(a)(b)
Whitebox CLO Ltd., 2020-2A A1R (3 mo. Term SOFR + 1.482%)	6.827%	10/24/34	1,110,000	1,100,695	(a)(b)

See Notes to Schedule of Investments.

32	Western Asset Intermediate Bond Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - continued
Whitebox CLO Ltd., 2021-3A A1 (3 mo. Term SOFR + 1.482%)	6.790%	10/15/34	$1,050,000	$1,042,397	(a)(b)
ZAIS CLO Ltd., 2019-13A A1A (3 mo. Term SOFR + 1.752%)	7.060%	7/15/32	602,500	601,455	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $62,984,631)				60,574,609

SOVEREIGN BONDS - 2.1%
Chile - 0.1%
Chile Government International Bond, Senior Notes	3.100%	5/7/41	630,000	460,495

Colombia - 0.4%
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	1,110,000	858,008
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	920,000	699,853
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	1,520,000	1,071,419

Total Colombia				2,629,280

India - 0.1%
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	660,000	623,452	(a)

Indonesia - 0.1%
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	540,000	524,271	(i)

Kazakhstan - 0.1%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	1,270,000	1,135,260	(a)

Mexico - 0.6%
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	1,325,000	1,099,562
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	2,040,000	1,718,495
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	1,780,000	1,375,956

Total Mexico				4,194,013

Panama - 0.2%
Panama Government International Bond, Senior Notes	4.500%	4/16/50	520,000	390,561
Panama Government International Bond, Senior Notes	4.300%	4/29/53	1,370,000	991,537

Total Panama				1,382,098

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2023 Quarterly Report	33

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Peru - 0.0%††
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	$310,000	$309,358

Supranational - 0.1%
Asian Development Bank, Senior Notes	1.500%	1/20/27	1,280,000	1,159,240

Uruguay - 0.4%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	410,000	403,741
Uruguay Government International Bond, Senior Notes	5.750%	10/28/34	860,000	922,452
Uruguay Government International Bond, Senior Notes	7.625%	3/21/36	350,000	424,276
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	1,240,000	1,196,105

Total Uruguay				2,946,574

TOTAL SOVEREIGN BONDS (Cost - $18,285,208)				15,364,041

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.1%
U.S. Treasury Notes, Inflation Indexed (Cost - $8,374,972)	1.125%	1/15/33	8,429,824	7,866,428

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.2%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.2%
3-Month SOFR Futures, Call @ $96.000	9/15/23	44	110,000	275
3-Month SOFR Futures, Call @ $95.250	3/15/24	65	162,500	30,063
SOFR 1-Year Mid-Curve Futures, Put @ $97.000	10/13/23	144	360,000	423,900
SOFR 1-Year Mid-Curve Futures, Put @ $95.875	12/15/23	121	302,500	106,631
SOFR 1-Year Mid-Curve Futures, Put @ $96.000	12/15/23	284	710,000	301,750
U.S. Treasury 5-Year Notes Futures, Call @ $106.500	9/22/23	84	84,000	63,656
U.S. Treasury 5-Year Notes Futures, Call @ $107.250	9/22/23	126	126,000	49,219
U.S. Treasury 10-Year Notes Futures, Call @ $110.500	9/22/23	42	42,000	43,969
U.S. Treasury 10-Year Notes Futures, Call @ $111.000	9/22/23	42	42,000	32,156
U.S. Treasury 10-Year Notes Futures, Put @ $110.750	9/22/23	21	21,000	13,125
U.S. Treasury Long-Term Bonds Futures, Call @ $119.000	9/22/23	42	42,000	134,531

See Notes to Schedule of Investments.

34	Western Asset Intermediate Bond Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - continued
U.S. Treasury Long-Term Bonds Futures, Call @ $120.000	9/22/23	22	$22,000	$54,313
U.S. Treasury Long-Term Bonds Futures, Call @ $121.000	9/22/23	78	78,000	141,375
U.S. Treasury Long-Term Bonds Futures, Call @ $121.500	9/22/23	32	32,000	49,500
U.S. Treasury Long-Term Bonds Futures, Call @ $122.000	9/22/23	12	12,000	15,375

TOTAL PURCHASED OPTIONS (Cost - $1,030,826)				1,459,838

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $786,142,674)				714,122,594

	RATE		SHARES
SHORT-TERM INVESTMENTS - 0.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $679,317)	5.261%		679,317	679,317	(h)(j)

TOTAL INVESTMENTS - 100.0% (Cost - $786,821,991)				714,801,911
Other Assets in Excess of Liabilities - 0.0%††				292,861

TOTAL NET ASSETS - 100.0%				$715,094,772

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2023 Quarterly Report	35

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	This security is traded on a to-be-announced (“TBA”) basis. At August 31, 2023, the Fund held TBA securities with a total cost of $14,712,082.

(g)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2023, the total market value of investments in Affiliated Companies was $1,428,334 and the cost was $1,429,317 (Note 2).

(i)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(j)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
CTFS	— Certificates
GTD	— Guaranteed
ICE	— Intercontinental Exchange
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

See Notes to Schedule of Investments.

36	Western Asset Intermediate Bond Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

At August 31, 2023, the Fund had the following written options contracts:

Exchange-Traded Written Options

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
3-Month SOFR Futures, Call	9/15/23	$96.750	88	$220,000	$(550)
3-Month SOFR Futures, Call	3/15/24	96.125	130	325,000	(30,875)
SOFR 1-Year Mid-Curve Futures, Put	10/13/23	96.250	144	360,000	(179,100)
SOFR 1-Year Mid-Curve Futures, Put	10/13/23	96.500	144	360,000	(256,500)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.250	242	605,000	(62,012)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.375	568	1,420,000	(191,700)
U.S. Treasury 5-Year Notes Futures, Put	9/22/23	105.000	42	42,000	(1,969)
U.S. Treasury 10-Year Notes Futures, Call	9/22/23	111.750	58	58,000	(26,281)
U.S. Treasury 10-Year Notes Futures, Call	9/22/23	112.000	40	40,000	(14,375)
U.S. Treasury 10-Year Notes Futures, Call	9/22/23	112.500	84	84,000	(19,688)
U.S. Treasury 10-Year Notes Futures, Call	10/27/23	112.000	62	62,000	(47,469)
U.S. Treasury 10-Year Notes Futures, Put	9/22/23	109.000	45	45,000	(7,031)
U.S. Treasury 10-Year Notes Futures, Put	10/27/23	107.500	47	47,000	(9,547)
U.S. Treasury 10-Year Notes Futures, Put	10/27/23	108.000	42	42,000	(11,813)
U.S. Treasury Long-Term Bonds Futures, Call	9/22/23	123.000	28	28,000	(24,500)
U.S. Treasury Long-Term Bonds Futures, Call	9/22/23	124.000	54	54,000	(30,375)
U.S. Treasury Long-Term Bonds Futures, Put	9/22/23	117.000	10	10,000	(2,031)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $760,330)					$(915,816)

Abbreviation(s) used in this schedule:

SOFR	— Secured Overnight Financing Rate

At August 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	13	9/23	$3,137,902	$3,079,781	$(58,121)
3-Month SOFR	270	3/25	64,715,096	64,685,250	(29,846)
3-Month SOFR	133	3/26	32,020,484	32,054,663	34,179
U.S. Treasury 2-Year Notes	424	12/23	86,170,478	86,413,188	242,710
U.S. Treasury 10-Year Notes	1,397	12/23	153,969,845	155,110,656	1,140,811
U.S. Treasury Ultra 10-Year Notes	115	12/23	13,189,261	13,352,578	163,317

					1,493,050

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2023 Quarterly Report	37

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
3-Month SOFR	325	3/24	$77,458,802	$76,862,500	$596,302
U.S. Treasury 5-Year Notes	1,258	12/23	133,590,742	134,507,725	(916,983)
U.S. Treasury Long-Term Bonds	649	12/23	77,857,521	78,975,188	(1,117,667)
U.S. Treasury Ultra Long-Term Bonds	319	12/23	40,437,979	41,300,531	(862,552)

					(2,300,900)

Net unrealized depreciation on open futures contracts					$(807,850)

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

At August 31, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
$168,559,000	1/31/24	5.410%**	Daily U.S. Federal Funds Intraday Effective Rate**	$5,516	—	$5,516
8,839,000	9/30/24	Daily SOFR Compound annually	3.500% annually	(167,348)	$(33,003)	(134,345)
97,050,000	2/29/28	Daily SOFR Compound annually	4.000% annually	55,750	20,464	35,286
5,694,000	2/15/29	2.850% annually	Daily SOFR Compound annually	313,816	22,648	291,168
13,361,000	4/30/29	3.270% annually	Daily SOFR Compound annually	469,635	(183,620)	653,255
1,377,000	6/30/29	3.850% annually	Daily SOFR Compound annually	7,689	1,726	5,963

See Notes to Schedule of Investments.

38	Western Asset Intermediate Bond Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$8,371,000	2/15/48	2.600% annually	Daily SOFR Compound annually	$1,406,504	$861,546	$544,958
	11,504,000	2/15/48	3.050% annually	Daily SOFR Compound annually	1,108,814	436,693	672,121
	11,035,000	5/15/48	3.150% annually	Daily SOFR Compound annually	883,732	(2,161,211)	3,044,943

Total	$325,790,000				$4,084,108	$(1,034,757)	$5,118,865

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.40 Index	$106,533,000	6/20/28	1.000% quarterly	$1,650,329	$732,897	$917,432

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2023 Quarterly Report	39

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

40

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

41

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$283,091,689	—	$283,091,689
U.S. Government & Agency Obligations	—	181,703,007	—	181,703,007
Mortgage-Backed Securities	—	87,117,395	—	87,117,395
Collateralized Mortgage Obligations	—	76,945,587	—	76,945,587
Asset-Backed Securities	—	60,574,609	—	60,574,609
Sovereign Bonds	—	15,364,041	—	15,364,041
U.S. Treasury Inflation Protected Securities	—	7,866,428	—	7,866,428
Purchased Options	$1,459,838	—	—	1,459,838

Total Long-Term Investments	1,459,838	712,662,756	—	714,122,594

Short-Term Investments†	679,317	—	—	679,317

Total Investments	$2,139,155	$712,662,756	—	$714,801,911

Other Financial Instruments:
Futures Contracts††	$2,177,319	—	—	$2,177,319
Centrally Cleared Interest Rate Swaps††	—	$5,253,210	—	5,253,210
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	917,432	—	917,432

Total Other Financial Instruments	$2,177,319	$6,170,642	—	$8,347,961

Total	$4,316,474	$718,833,398	—	$723,149,872

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$915,816	—	—	$915,816
Futures Contracts††	2,985,169	—	—	2,985,169
Centrally Cleared Interest Rate Swaps††	—	$134,345	—	134,345

Total	$3,900,985	$134,345	—	$4,035,330

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

42

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources, Inc. The following companies were considered affiliated companies for all or some portion of the period ended August 31, 2023. The following transactions were effected in such companies for the period ended August 31, 2023.

	Affiliate Value at May 31, 2023	Purchased		Sold		Realized Gain (Loss)	Interest/ Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2023
		Cost	Shares/ Face amount	Proceeds	Shares/ Face amount
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	$740,117	—	—	—	—	—	$12,627	$8,900	$749,017
Western Asset Premier Institutional Government Reserves, Premium Shares	390,142	$30,592,035	30,592,035	$30,302,860	30,302,860	—	28,631	—	679,317

	$1,130,259	$30,592,035		$30,302,860		—	$41,258	$8,900	$1,428,334

43